Label	Element	Value
Bridge Builder Small/Mid Cap Growth Fund
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Supplement [Text Block]	ck0001567101_SupplementTextBlock
BRIDGE BUILDER TRUST

Bridge Builder Small/Mid Cap Growth Fund

Supplement dated August 10, 2015

to the Prospectus

dated April 27, 2015

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	Bridge Builder Small/Mid Cap Growth Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
1.    The fourth paragraph under the sub-section entitled "Principal Investment Strategies" under the section entitled "Summary Section – Bridge Builder Small/Mid Cap Growth Fund" is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser currently intends to allocate Fund assets for each investment strategy to the following Sub-advisers: Eagle Asset Management, Inc. (“Eagle”); ClearBridge Investments, LLC (“ClearBridge”); Champlain Investment Partners, LLC (“Champlain”); Stephens Investment Management Group, LLC ("SIMG"); and BlackRock Investment Management, LLC (“BlackRock”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board of Trustees with respect to the hiring, termination, or replacement of the Sub-advisers. Below is a summary of each Sub-adviser’s principal investment strategies.

2.    The following paragraph is hereby added immediately after the sub-section entitled "Principal Investment Strategies – Champlain's Principal Investment Strategies" under the section entitled "Summary Section – Bridge Builder Small/Mid Cap Growth Fund."

SIMG's Principal Investment Strategies

SIMG evaluates and selects securities of both mid-capitalization and small-capitalization companies.  When making its investment decisions, SIMG employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening in an effort to identify companies that exhibit potential for superior earnings growth that is unrecognized by the markets. SIMG has two screens—one for core growth stocks and one for catalyst stocks. Core growth stocks have strong growth franchises, recurring revenue, and above-average growth rates; catalyst stocks, in comparison, are experiencing change that could lead to accelerated earnings growth.